UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	8/31/10

The following Form N-Q relates only to Dreyfus Equity Income Fund, Dreyfus Emerging Markets Debt Local Currency Fund and Dreyfus Institutional Income Advantage Fund, each a series of the Registrant, and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Debt Local Currency Fund
August 31, 2010 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--78.0%		Rate (%)	Date	Amount ($)	Value ($)
Foreign/Governmental
Arab Republic of Egypt,
Sr. Unscd. Notes	EGP	8.75	7/18/12	925,000 a,b	162,932
Brazil Notas do Tesouro Nacional,
Notes, Ser. B	BRL	6.00	5/15/45	144,000 b,c	1,631,504
Brazil Notas do Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/17	6,235,000 b	33,810,581
Brazil Notas do Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/21	4,738,000 b	25,023,735
Egypt Treasury,
Bills, Ser. 364	EGP	0.00	9/28/10	7,600,000 b,d	1,323,047
Egypt Treasury,
Bills, Ser. 182	EGP	0.00	1/18/11	25,600,000 b,d	4,323,949
Egypt Treasury,
Bills, Ser. 273	EGP	0.00	1/25/11	33,300,000 b,d	5,613,305
Egypt Treasury,
Bills, Ser. 182	EGP	0.00	2/1/11	31,100,000 b,d	5,231,936
Egypt Treasury,
Bills, Ser. 364	EGP	0.00	2/8/11	17,200,000 b,d	2,887,729
Egypt Treasury,
Bills, Ser. 182	EGP	0.00	2/15/11	13,500,000 b,d	2,261,965
Hungary Government,
Bonds, Ser. 23/A	HUF	6.00	11/24/23	1,112,000,000 b	4,330,565
Hungary Government,
Bonds, Ser. 19/A	HUF	6.50	6/24/19	3,092,840,000 b	12,822,838
Hungary Government,
Bonds, Ser. 17/B	HUF	6.75	2/24/17	4,098,950,000 b	17,518,896
Hungary Government,
Bonds, Ser. 12/B	HUF	7.25	6/12/12	881,300,000 b	3,931,163
Hungary Government,
Bonds, Ser. 15/A	HUF	8.00	2/12/15	4,985,210,000 b	22,532,835
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0110	MYR	3.84	8/12/15	17,995,000 b	5,850,028
Malaysian Government,
Sr. Unscd. Bonds, Ser. 2/03	MYR	4.24	2/7/18	1,820,000 b	604,032
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0902	MYR	4.38	11/29/19	94,620,000 b	31,783,263
Mexican Bonos,
Bonds, Ser. M 10	MXN	7.75	12/14/17	86,270,000 b	7,193,415
Mexican Bonos,
Bonds, Ser. M 20	MXN	10.00	12/5/24	271,360,000 b	26,987,156
Mexican Bonos,
Bonds, Ser. M 30	MXN	10.00	11/20/36	28,955,000 b	2,945,866
Peru Government,
Bonds	PEN	6.95	8/12/31	4,225,000 b	1,635,280
Peru Government,
Bonds	PEN	8.20	8/12/26	75,150,000 b	32,701,400
Peru Government,
Bonds, Ser. 7	PEN	8.60	8/12/17	10,500,000 b	4,517,177
Poland Government,
Bonds, Ser. 0712	PLN	0.00	7/25/12	30,700,000 b,d	8,903,243
Poland Government,
Bonds, Ser. 0412	PLN	4.75	4/25/12	38,585,000 b	12,264,486
Poland Government,
Bonds, Ser. 1017	PLN	5.25	10/25/17	3,175,000 b	1,001,591
Poland Government,
Bonds, Ser. 0415	PLN	5.50	4/25/15	136,200,000 b	43,696,408
Poland Government,
Bonds, Ser. 0922	PLN	5.75	9/23/22	27,345,000 b	8,829,865
Poland Government,
Bonds, Ser. 1015	PLN	6.25	10/24/15	9,135,000 b	3,026,223
Republic of Chile,
Notes	CLP	5.50	8/5/20	425,000,000 b	885,889

Republic of Colombia,
Sr. Unscd. Bonds	COP	7.75	4/14/21	8,780,000,000 b	5,537,562
Republic of Colombia,
Unsub. Bonds	COP	9.85	6/28/27	1,864,000,000 b	1,417,250
Republic of Colombia,
Unsub. Notes	COP	12.00	10/22/15	39,530,000,000 b	28,526,461
Russia Government,
Bonds, Ser. 5067	RUB	11.30	10/17/12	15,298,946 a,b,e	554,026
Russia Government,
Bonds, Ser. 5067	RUB	11.30	10/17/12	32,000,000 a,b,e	1,158,826
Russia Government,
Bonds, Ser. 5067	RUB	11.30	10/17/12	39,120,000 a,b,e	1,416,665
Russia Government,
Bonds, Ser. 5067	RUB	11.30	10/17/12	80,240,810 a,b,e	2,905,787
Russia Government,
Bonds, Ser. 5067	RUB	11.30	10/17/12	891,600,000 a,b,e	32,287,800
South Africa Government,
Bonds, Ser. R207	ZAR	7.25	1/15/20	72,455,000 b	9,409,895
South Africa Government,
Bonds, Ser. R206	ZAR	7.50	1/15/14	22,915,000 b	3,142,938
South Africa Government,
Bonds, Ser. R204	ZAR	8.00	12/21/18	185,825,000 b	25,509,905
South Africa Government,
Bonds, Ser. R203	ZAR	8.25	9/15/17	262,905,000 b	36,704,105
South Africa Government,
Sr. Unscd. Bonds, Ser. R201	ZAR	8.75	12/21/14	450,000 b	64,738
South Africa Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	59,535,000 b	9,847,614
South Africa Government,
Bonds, Ser. R157	ZAR	13.50	9/15/15	3,255,000 b	556,528
Thailand Government,
Sr. Unscd. Bonds	THB	3.63	5/22/15	802,280,000 b	26,691,993
Thailand Government,
Sr. Unscd. Bonds	THB	3.88	6/13/19	285,580,000 b	9,902,814
Thailand Government,
Sr. Unscd. Bonds	THB	5.13	3/13/18	40,330,000 b	1,487,196
Turkey Government,
Bonds	TRY	0.00	8/3/11	8,450,000 b,d	5,186,979
Turkey Government,
Bonds, Ser. CPI	TRY	10.00	2/15/12	8,480,000 b,f	8,161,144
Turkey Government,
Bonds	TRY	10.00	6/17/15	4,300,000 b	2,966,683
Turkey Government,
Bonds	TRY	10.50	1/15/20	355,000 b	256,768
Turkey Government,
Bonds	TRY	11.00	8/6/14	29,955,000 b	21,185,554
Turkey Government,
Bonds	TRY	14.00	1/19/11	3,860,000 b	2,591,575
Turkey Government,
Bonds	TRY	14.00	9/26/12	44,955,000 b	32,647,978
Turkey Government,
Bonds	TRY	16.00	8/28/13	1,000,000 b	783,864
Uruguay Government,
Sr. Unscd. Bonds	UYU	5.00	9/14/18	59,800,000 b	4,332,983
Total Bonds and Notes
(cost $595,504,541)					611,467,933

				Principal
Short-Term Investments--.0%				Amount ($)	Value ($)
U.S. Treasury Bills;
0.15%, 10/21/10
(cost $309,935)				310,000	309,950

Other Investment--14.2%				Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $111,687,000)				111,687,000 [g]	111,687,000

Total Investments (cost $707,501,476)	92.2%	723,464,883
Cash and Receivables (Net)	7.8%	60,884,181
Net Assets	100.0%	784,349,064

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, these securities had a total market value of $38,486,036 or 4.9% of net assets.
b	Principal amount stated in U.S. Dollars unless otherwise noted.
BRL--Brazilian Real
CLP--Chilean Peso
COP--Colombian Peso
EGP--Egyptian Pound
HUF--Hungarian Forint
MXN--Mexican New Peso
MYR--Malaysian Ringgit
PEN--Peruvian New Sol
PLN--Polish Zloty
RUB--Russian Ruble
THB--Thai Baht
TRY--Turkish Lira
UYU--Uruguayan New Peso
ZAR--South African Rand
c	Principal amount for accrual purposes is periodically adjusted based on changes in the Brazilian Consumer Price Index.
d	Security issued with a zero coupon. Income is recognized through the accretion of discount.
e	Credit Linked Notes.
f	Principal amount for accrual purposes is periodically adjusted based on changes in the Turkish Consumer Price Index.
g	Investment in affiliated money market mutual fund.

At August 31, 2010, the aggregate cost of investment securities for income tax purposes was $707,501,476.

Net unrealized appreciation on investments was $15,963,407 of which $27,601,655 related to appreciated investment securities and $11,638,248 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Short-Term/Money Market Investments	14.2
South Africa	10.9
Poland	9.9
Turkey	9.4
Hungary	7.8
Brazil	7.7
Malaysia	4.9
Peru	4.9
Russia	4.9
Thailand	4.9
Mexico	4.7
Colombia	4.5
Egypt	2.8
Uruguay	.6
Chile	.1
92.2
† Based on net assets.

See notes to financial statements.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Foreign Government	-	611,467,933	-	611,467,933
Mutual Funds	111,687,000	-	-	111,687,000
U.S. Treasury	-	309,950	-	309,950
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+	-	602,489	-	602,489
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+	-	(2,415,079)	-	(2,415,079)

+ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S.Treasury Bills), swaps and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments of sufficient credit quality, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads an interest rates.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS

Dreyfus Equity Income Fund

August 31, 2010 (Unaudited)

Common Stocks--98.9%	Shares	Value ($)
Consumer Discretionary--9.9%
Gannett	720	8,705
Gap	770	13,005
Garmin	310 a	8,249
Home Depot	180	5,006
Johnson Controls	510	13,530
Limited Brands	830	19,588
News, Cl. A	220	2,765
Regal Entertainment Group, Cl. A	820	10,094
Target	260	13,302
Time Warner	660	19,787
TJX	140	5,557
VF	305	21,539
Washington Post, Cl. B	50	18,011
Whirlpool	260	19,282
		178,420
Consumer Staples--10.3%
Altria Group	150	3,348
Coca-Cola	630	35,230
ConAgra Foods	930	20,079
Costco Wholesale	70	3,959
Dr. Pepper Snapple Group	570	20,987
Estee Lauder, Cl. A	60	3,364
Kimberly-Clark	85	5,474
Lorillard	195	14,822
Philip Morris International	240	12,346
Procter & Gamble	300	17,901
Reynolds American	55	3,000
Wal-Mart Stores	620	31,087
Walgreen	515	13,843
		185,440
Energy--10.4%
Chevron	720	53,395
Cimarex Energy	260	17,009
ConocoPhillips	685	35,915
Exxon Mobil	660	39,046
Schlumberger	260	13,866
Spectra Energy	610	12,407
Williams	870	15,773
		187,411
Financial--14.2%
Aflac	220	10,395
Annaly Capital Management	1,260 b	21,899
Bank of America	1,429	17,791
Barclays, ADR	615	11,396

Berkshire Hathaway, Cl. B	50 c	3,939
Capitol Federal Financial	160 a	4,106
Charles Schwab	545	6,954
Deutsche Bank	345 a	21,625
Federated Investors, Cl. B	490 a	10,216
Fifth Third Bancorp	240	2,652
Goldman Sachs Group	130	17,802
HCP	310	10,918
Hospitality Properties Trust	460	8,993
Hudson City Bancorp	410	4,725
JPMorgan Chase & Co.	735	26,725
Kimco Realty	210	3,131
Moody's	865 a	18,286
PNC Financial Services Group	110	5,606
Principal Financial Group	330	7,606
Progressive	600	11,880
Prudential Financial	345	17,447
Travelers	100	4,898
Wells Fargo & Co.	315	7,418
		256,408
Health Care--11.6%
Abbott Laboratories	360	17,762
Biogen Idec	150 c	8,070
Bristol-Myers Squibb	1,160	30,253
Cardinal Health	770	23,069
CIGNA	355	11,438
Eli Lilly & Co.	670	22,485
Gilead Sciences	250 c	7,965
Johnson & Johnson	875	49,892
Medtronic	460	14,481
Pfizer	1,547	24,644
		210,059
Industrial--9.3%
3M	85	6,677
Caterpillar	135	8,797
CSX	140	6,985
Deere & Co.	280	17,716
General Dynamics	430	24,024
General Electric	890	12,887
Illinois Tool Works	70	2,888
Pitney Bowes	465	8,947
R.R. Donnelley & Sons	210	3,180
Raytheon	490	21,521
Tyco International	345	12,862
United Parcel Service, Cl. B	340	21,692
United Technologies	310	20,215
		168,391
Information Technology--17.4%
Activision Blizzard	1,750	18,707
Apple	100 c	24,337
Cisco Systems	350 c	7,018
Corning	1,530	23,990

Fiserv	110 c	5,503
Google, Cl. A	10 c	4,500
Intel	2,115	37,478
International Business Machines	350	43,130
Maxim Integrated Products	375	5,951
Micron Technology	410 c	2,651
Microsoft	2,265	53,182
Motorola	1,750 c	13,177
QUALCOMM	565	21,645
SanDisk	410 c	13,628
Seagate Technology	360 c	3,647
Telefonaktiebolaget LM Ericsson, ADR	1,310	12,615
Western Union	670	10,506
Xilinx	510	12,316
		313,981
Materials--6.8%
E.I. du Pont de Nemours & Co.	700	28,539
Freeport-McMoRan Copper & Gold	415	29,872
Huntsman	2,110	19,222
International Paper	750	15,345
Lubrizol	100	9,331
MeadWestvaco	460	10,010
PPG Industries	150	9,874
		122,193
Telecommunication Services--4.2%
AT & T	1,720	46,492
BCE	675	21,087
Qwest Communications International	1,020	5,763
Verizon Communications	100	2,951
		76,293
Utilities--4.8%
Constellation Energy Group	760	22,291
DTE Energy	445	20,848
Duke Energy	765	13,150
Entergy	50	3,942
Pinnacle West Capital	395	15,741
Progress Energy	110	4,720
TECO Energy	410	6,921
		87,613
Total Common Stocks
(cost $1,949,313)		1,786,209

Investment of Cash Collateral for
Securities Loaned--1.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $26,122)	26,122 [d]	26,122

Total Investments (cost $1,975,435)	100.4%	1,812,331
Liabilities, Less Cash and Receivables	(.4%)	(6,700)

Net Assets	100.0%	1,805,631
ADR - American Depository Receipts

a Security, or portion thereof, on loan. At August 31, 2010, the total market value of the fund's securities on loan is $25,436 and the total market value of the collateral held by the fund is $26,122.
b Investment in real estate investment trust.
c Non-income producing security.
d Investment in affiliated money market mutual fund.

At August 31, 2010, the aggregate cost of investment securities for income tax purposes was $1,975,435.

Net unrealized depreciation on investments was $163,104 of which $40,693 related to appreciated investment securities and $203,797 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	17.4
Financial	14.2
Health Care	11.6
Energy	10.4
Consumer Staples	10.3
Consumer Discretionary	9.9
Industrial	9.3
Materials	6.8
Utilities	4.8
Telecommunication Services	4.2
Money Market Investment	1.5
100.4

†	Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepaym credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investme

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	1,719,486	-	-	1,719,486
Equity Securities - Foreign+	66,723	-	-	66,723
Mutual Funds	26,122	-	-	26,122

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.
Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended August 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS

Dreyfus Institutional Income Advantage Fund

August 31, 2010 (Unaudited)

	Principal
Short-Term Investments--99.9%	Amount ($)	Value ($)
Asset-Backed Commercial Paper--28.5%
Amsterdam Funding Corp.
0.67%, 12/20/10	9,500,000 a	9,490,304
Atlantis One Funding Corp.
0.62%, 1/4/11	9,500,000 a	9,491,821
Cancara Asset Securitization
0.41%, 11/1/10	9,500,000 a	9,495,075
CIESCO
0.41%, 11/10/10	9,500,000 a	9,494,754
Solitaire Funding
0.57%, 9/28/10	9,500,000 a	9,498,079
Windmill Funding Corp.
0.67%, 12/1/10	9,500,000 a	9,492,911
		56,962,944
Commerical Paper--19.2%
Barclays U.S. Funding
0.50%, 10/4/10	5,000,000	4,998,891
General Electric Capital Corp.
0.55%, 12/28/10	9,500,000	9,492,495
NRW Bank
0.50%, 10/1/10	9,500,000 a	9,498,111
Societe Generale N.A. Inc.
0.64%, 10/4/10	9,500,000	9,497,622
UBS Finance Delaware Inc.
0.51%, 10/4/10	5,000,000	4,999,199
		38,486,318
Corporate Note--4.7%
Banc of America Securities LLC
0.38%, 9/1/10	9,500,000	9,500,000

Negotiable Bank Certificate of Deposit--38.0%
Abbey National Treasury Services PLC (Yankee)
0.57%, 10/1/10	9,500,000	9,502,206
Banco Bilbao Vizcaya Argentaria (Yankee)
0.85%, 11/4/10	9,500,000 a	9,509,253
Bank of Tokyo-Mitsubishi UFJ. (Yankee)
0.55%, 10/1/10	9,500,000	9,502,043
Credit Agricole CIB (Yankee)
0.66%, 10/1/10	9,500,000	9,503,187
Fortis Bank SA/NV (Yankee)
0.61%, 10/4/10	9,500,000	9,502,778
Natixis (Yankee)
0.70%, 10/4/10	9,500,000	9,503,584
State Street Bank and Trust Co.
0.70%, 1/12/11	9,500,000	9,513,408
Sumitomo Mitsui Banking Corporation (Yankee)
0.50%, 10/1/10	9,500,000 a	9,501,879

		76,038,338
Time Deposits--9.5%
Allied Irish Banks (Grand Cayman)
0.65%, 9/1/10	9,500,000	9,500,000
Bank of Ireland (Dublin)
0.65%, 9/1/10	9,500,000	9,500,000
		19,000,000

Total Investments (cost $199,894,680)	99.9%	199,987,600
Cash and Receivables (Net)	.1%	105,319
Net Assets	100.0%	200,092,919

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, these securities amounted to $85,472,187 or 42.7% of net assets.

At August 31, 2010, the aggregate cost of investment securities for income tax purposes was $199,894,680. Net unrealized appreciation on investments was $92,920 of which $92,920 related to appreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Short-Term Investments	-	199,987,600	-	199,987,600

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options transactions, swap transactions and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Directors. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuers and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended August 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By: /s/ Bradley J Skapyak
Bradley J. Skapyak President
Date:	October 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J Skapyak
Bradley J. Skapyak President
Date:	October 26, 2010

By: /s/ James Windels
James Windels Treasurer
Date:	October 26, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)